Current and long-term debt - Narrative (Details)	24 Months Ended
Dec. 31, 2023 vessel
Disclosure of detailed information about borrowings [line items]
Number of ships, purchase option exercised and lease obligation repaid	53
Top of range
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	0.26161%
Top of range | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	0.26161%
Bottom of range | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	0.00%